Annual Total Returns - Fidelity Women's Leadership Fund [BarChart] - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-05 - Fidelity Women's Leadership Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 01, 2019
Fidelity Advisor Women's Leadership Fund: Class A
Bar Chart Table:
Annual Return 2020	25.02%